B5 Inventories (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Inventories

Inventories

	2018	2017 1)
Raw materials, components, consumables and manufacturing work in progress	7,484	4,015
Finished products and goods for resale	9,667	9,273
Contract work in progress	12,104	12,259

Inventories, net	29,255	25,547

1)	2017 is restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”

Movements in Obsolescence Allowances

Movements in obsolescence allowances

	2018	2017	2016
Opening balance	2,425	2,412	2,555
Additions, net	1,079	1,319	725
Utilization	–987	–1,210	–981
Translation differences	94	–91	113
Balances regarding acquired/divested businesses	—	–5	—

Closing balance	2,611	2,425	2,412